PRIVATE PLACEMENT (Details) - USD ($)		6 Months Ended	11 Months Ended
	Jun. 16, 2025	Jun. 30, 2026	Dec. 31, 2025
IPO [Member]
PRIVATE PLACEMENT (Details) [Line Items]
c	20,125,000	592,250	592,250
Sale of units per share (in Dollars per share)	$ 10
Aggregate purchase value (in Dollars)			$ 5,922,500
Private Placement [Member]
PRIVATE PLACEMENT (Details) [Line Items]
Sale of units per share (in Dollars per share)		$ 10	$ 10
Aggregate purchase value (in Dollars)		$ 5,922,500	$ 5,922,500
Sponsor agreed to purchase shares		592,250	592,250
Purchase of private placement shares		201,250	201,250
Underwriters Over Allotment Option [Member]
PRIVATE PLACEMENT (Details) [Line Items]
Purchase of private placement shares		391,000	391,000